Royalty, stream and other interests (Narrative) (Details) $ in Millions	1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2019 CAD ($)	Sep. 30, 2019 USD ($)	Mar. 31, 2019 CAD ($)	Sep. 30, 2019	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($) Ounce	Dec. 31, 2019 USD ($) Ounce	Dec. 31, 2018 CAD ($)	Dec. 31, 2019 USD ($)
Pine Point zinc project [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment					$ 13.0
Percentage of NSR acquired					2.00%	2.00%
Caisse de depot et placement du Quebec [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment					$ 12.5
Percentage of portfolio acquired					15.00%
Regulus Resources Inc [Member] | Antakori Project [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment					$ 16.4	$ 12,500,000
Regulus' percentage of ownership over the AntaKori project and other claims					100.00%	100.00%
Description of royalty acquired					Regulus has acquired a royalty on the Mina Volare claim of the AntaKori project which represents a 1.5% or 3% NSR depending on location, from a private vendor. As per its right under the partnership, Osisko has elected to acquire 50% of the royalty for 75% of Regulus' purchase price with Osisko's acquisition cost for the royalty included in the Upfront Payment. Regulus has cancelled the remaining 50% of the royalty. As such, the royalty on the Mina Volare claim is now reduced to 0.75% or 1.5% depending on location, in favour of Osisko.	Regulus has acquired a royalty on the Mina Volare claim of the AntaKori project which represents a 1.5% or 3% NSR depending on location, from a private vendor. As per its right under the partnership, Osisko has elected to acquire 50% of the royalty for 75% of Regulus' purchase price with Osisko's acquisition cost for the royalty included in the Upfront Payment. Regulus has cancelled the remaining 50% of the royalty. As such, the royalty on the Mina Volare claim is now reduced to 0.75% or 1.5% depending on location, in favour of Osisko.
Stornoway Diamond Corporation [Member]
Royalty, Stream And Other Interests [Line Items]
Proportion of ownership interest							35.10%	35.10%
Diamond stream percentage							9.60%	9.60%
Proceeds from stream deliveries					$ 10.9		$ 6.3
Working capital facility initial amount							20.0
Osisko's attributable portion of the working capital facility							7.0
Osisko's attributable portion of the working capital facility advanced					6.0		2.5
Stornoway Diamond Corporation [Member] | Renard diamond mine [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment of royalty, stream and other interests			$ 38.9		26.3
Impairment of royalty, stream and other interests, net of tax			28.6		19.3
Impairment of royalty, stream and other interests recorded by the operator							83.2
Stornoway Diamond Corporation [Member] | Renard diamond stream [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment of royalty, stream and other interests							47.2
Impairment of royalty, stream and other interests, net of tax							34.6
Estimated recoverable amount			$ 122.4		$ 40.0		70.2
Percentage of post tax real discount rate	4.60%	4.60%	4.70%
Reasonable increase decrease in estimates, percentage					10.00%
Management estimated additional impairment charge					$ 5.5
Management estimated additional impairment charge net of income taxes					4.0
Stornoway Diamond Corporation [Member] | Renard diamond stream [Member] | Long-term diamond price analysis [Member]
Royalty, Stream And Other Interests [Line Items]
Additional impairment of royalty stream and other interests					4.1		7.0
Additional impairment of royalty stream and other interests net of tax					3.0		5.1
Stornoway Diamond Corporation [Member] | Renard diamond stream [Member] | Post-tax real discount rate analysis [Member]
Royalty, Stream And Other Interests [Line Items]
Additional impairment of royalty stream and other interests					1.9		3.0
Additional impairment of royalty stream and other interests net of tax					$ 1.4		2.2
Falco [Member] | Horne 5 project [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment							5.0
Silver stream percentage									100.00%
Payment of up-front cash deposit									$ 180.0
Ongoing payments equal to a percentage of silver spot price									20.00%
Per ounce/carat price									a maximum of US$6 per ounce
Outstanding notes receivable amount applied against first installment									$ 20.0
Victoria [Member] | Dublin Gulch Property [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment							19.6		$ 78.4
Percentage of NSR acquired									5.00%
Investments in royalty streams and other interests									$ 98.0
Eleonore NSR royalty [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment of royalty, stream and other interests							27.2
Impairment of royalty, stream and other interests, net of tax							20.0
Estimated recoverable amount							$ 101.3
Percentage of post tax real discount rate							4.10%	4.10%
Long term annual gold production for royalty | Ounce							355,000	355,000
Long term gold price per ounce								$ 1,400
Eleonore NSR royalty [Member] | Long-term gold price analysis [Member]
Royalty, Stream And Other Interests [Line Items]
Additional impairment charges on royalty and offtake interests							$ 10.1
Management's estimate long term gold price per ounce								$ 1,260
Eleonore NSR royalty [Member] | Post-tax real discount rate analysis [Member]
Royalty, Stream And Other Interests [Line Items]
Additional impairment charges on royalty and offtake interests, net of income taxes							$ 4.2
Management's estimate percentage of post tax real discount rate							5.10%	5.10%
Mantos Copper Sa [Member] | Mantos Blancos copper mine [Member]
Royalty, Stream And Other Interests [Line Items]
Silver stream percentage	100.00%	100.00%					100.00%	100.00%
Tail stream	40.00%	40.00%							30.00%
Transfer price payment per ounces	8.00%	8.00%							25.00%
Refined silver delivered	19.3
Additional investments in royalty, stream and other interests							$ 33.4			$ 25,000,000
Silver stream buy back percentage				50.00%
Lydian International Limited [Member] | Amulsar stream and offtake [Member]
Royalty, Stream And Other Interests [Line Items]
Impairment of royalty, stream and other interests	$ 13.1	$ 9,900,000					66.7	$ 51,300,000
Estimated recoverable amount	$ 97.0	$ 73,700,000					$ 29.0	$ 22,300,000
Percentage of post tax real discount rate	6.10%	6.10%					10.10%	10.10%
Long term gold price per ounce		$ 1,350						$ 1,400
Long term silver price per ounce		17.75						17.50
Lydian International Limited [Member] | Amulsar stream and offtake [Member] | Long-term gold and silver price analysis [Member]
Royalty, Stream And Other Interests [Line Items]
Additional impairment of royalty stream and other interests							$ 2.6	2,000,000
Reasonable increase decrease in estimates, percentage							10.00%			10.00%
Additional impairment of royalty stream and other interests, different scenarios							$ 5.8	4,500,000
Impairment loss recognised for notes receivables and other receivables							4.7	3,600,000
Lydian International Limited [Member] | Amulsar stream and offtake [Member] | Post-tax real discount rate analysis [Member]
Royalty, Stream And Other Interests [Line Items]
Additional impairment charges on royalty and offtake interests, net of income taxes							2.1	$ 1,600,000
Gibraltar Copper Mine [Member] | Taseko [Member]
Royalty, Stream And Other Interests [Line Items]
Reduced price paid by Osisko for each ounce of refined silver					from US$2.75 to nil	from US$2.75 to nil
Investments in royalty, payment					$ 8.5
Osisko Bermuda Limited [Member] | Pretium Resources Inc [Member] | Brucejack gold and silver mine [Member]
Royalty, Stream And Other Interests [Line Items]
Proceeds from disposal of royalty, stream and other interests	$ 54.7	41,300,000
Gains on disposals of investment properties	$ 7.6	$ 5,800,000
Short Term Investment [Member] | Falco [Member] | Horne 5 project [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment							10.0
Royalty, Stream And Other Interests [Member] | Falco [Member] | Horne 5 project [Member]
Royalty, Stream And Other Interests [Line Items]
Investments in royalty, payment							$ 10.0
Initial net smelter return							1.00%	1.00%